31. Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Net income (loss) for the year	[1]	R$ 1,033,626	R$ 958,650	R$ 1,192,738
Legal Reserve (5%)		(51,681)	(47,933)	(59,637)
Realization of equity evaluation adjustment		71,650	101,707	90,441
Calculation basis for minimum mandatory dividends		1,053,595	1,012,424	1,223,542
Minimum mandatory dividend		263,399	253,106	305,885
Total proposed distribution		289,401	282,947	326,795
Interest on own capital, net		266,000	282,947	198,000
Tax on interest on own capital		(26,002)	(29,841)	(20,910)
Interest on own capital, net		239,998	253,106	177,090
Dividends proposed		23,401	0	128,795
Total proposed distribution, net		R$ 263,399	R$ 253,106	R$ 305,885
Gross value of dividends per share, ordinary		R$ 1.00801	R$ 0.98539	R$ 1.13716
Gross amount of dividends per class of shares, ordinary		R$ 146,193	R$ 142,912	R$ 164,924
Class "A" Preferred
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Gross value of dividends per share, preferred		R$ 2.89050	R$ 2.89050	R$ 2.52507
Gross amount of dividends per class of shares, preferred		R$ 950	R$ 949	R$ 960
Class "B" Preferred
DisclosureOfProposedDividendDistributionLineItems [Line Items]
Gross value of dividends per share, preferred		R$ 1.10883	R$ 1.08410	R$ 1.25473
Gross amount of dividends per class of shares, preferred		R$ 142,258	R$ 139,086	R$ 160,911

[1]	The legal reserve, proposed dividends and other corporate impacts recorded in Equity of the financial statements for the years ended December 31, 2016 and 2015 were originally made based on the profit disclosed in those financial statements and did not change due to the restatement mentioned in Note 4.1 since the information available at the time indicated that the corporate impacts would be those approved by the appropriate bodies.